Contingencies and Commitments (Details) CAD in Millions, $ in Millions		12 Months Ended
	Jul. 26, 2006 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 15, 2011 CAD
Disclosure of contingent liabilities [line items]
Financial assets pledged as liabilities		$ 5,706.0	$ 5,481.0
Capital commitments		966.3
Investments
Disclosure of contingent liabilities [line items]
Capital commitments		367.0
Financial assets at fair value | Cash | Insurance underwriting | Lloyd's participants
Disclosure of contingent liabilities [line items]
Financial assets pledged as liabilities		361.9
Financial assets at fair value | Securities | Insurance underwriting | Lloyd's participants
Disclosure of contingent liabilities [line items]
Financial assets pledged as liabilities		$ 1,566.1
Fibrek
Disclosure of contingent liabilities [line items]
Voting interest percentage		26.00%
Value of investment in associate | CAD				CAD 32
Portion of 1% of total investments, less than				0.20%
Various Defendants
Disclosure of contingent liabilities [line items]
Damages sought in legal suit	$ 6,000.0